Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
1. Cash Flows from Operating Activities
Consolidated Net Income for the Fiscal Year	R$ 13,413,763	R$ 9,498,812	R$ 14,339,475
Profit Adjustments	1,058,360	5,971,012	50,774,841
Depreciation of Tangible Assets	1,586,278	1,841,616	1,860,043
Amortization of Intangible Assets	1,144,740	899,334	725,459
Impairment Losses on Other Assets (Net)	252,487	250,173	161,434
Provisions (Net)	4,595,238	4,424,412	1,215,490
Losses on Financial Assets (Net)	28,484,030	28,008,086	24,828,749
Net gains on disposal of permanent assets, investments, and non-current assets held for sale	(1,912,219)	(855,565)	(130,673)
Income (Loss) Share under the Equity Method	(312,986)	(239,236)	(199,179)
Change in Deferred Tax Assets and Liabilities	(885,976)	(5,550,813)	64,318
Judicial Deposits Adjustment	(689,787)	(728,716)	(677,373)
Recoverable Taxes Adjustment	(376,938)	(557,008)	(813,225)
Effects of Exchange Rate Fluctuations on Assets and Liabilities	(30,769,354)	(21,430,674)	23,513,187
Other	(57,153)	(90,597)	226,611
Net (Increase) Decrease in Operating Assets	(187,674,524)	(129,083,634)	(90,965,616)
Financial Assets Measured at Fair Value through Profit or Loss	(20,980,632)	(88,026,729)	(86,362,989)
Financial Assets Measured at Fair Value Through Other Comprehensive Income	(38,961,379)	(3,895,444)	45,756,767
Financial Assets Measured at Amortized Cost	(124,915,673)	(41,870,299)	(46,336,754)
Other Assets	(2,816,840)	4,708,838	(4,022,640)
Net Increase (Decrease) in Operating Liabilities	157,494,648	156,121,109	38,775,762
Financial Liabilities Measured at Fair Value Through Profit or Loss	33,141,169	(86,825)	5,255,915
Financial Liabilities Measured at Amortized Cost	130,916,324	144,383,135	32,558,536
Other Liabilities	(6,562,845)	11,824,799	961,311
Tax Paid	(5,423,514)	(5,892,511)	(6,077,436)
Total Net Cash Flow from Operating Activities (1)	(21,131,267)	36,614,788	6,847,026
2. Cash Flows From Investing Activities
Investments	(3,435,838)	(3,963,094)	(3,804,400)
Subsidiary acquisition, minus net cash upon acquisition	(114,206)	(5,054)	(460,245)
Tangible Assets	(854,993)	(1,445,847)	(1,126,111)
Intangible Assets	(1,754,988)	(1,906,872)	(1,737,548)
Non-current Assets Held for Sale	(711,651)	(605,321)	(480,496)
Disposal	1,044,835	719,747	926,167
Tangible Assets	333,413	117,312	148,555
Intangible Assets	110,067	185,206	144,698
Non-current Assets Held for Sale	601,355	417,229	632,914
Dividends and Interest on Equity Received	375,236	663,032	172,944
Total Net Cash Flow from Investing Activities (2)	(2,015,767)	(2,580,315)	(2,705,289)
3. Cash Flows from Financing Activities
Acquisition (Disposal) of Own Shares	222,076	112,533	(506,277)
Issuance (Repurchase) of Debt Instruments Eligible as Capital	68,477
Issuance of Other Long-term Financial Liabilities	39,541,342	75,404,958	60,583,109
Dividends Paid and Interest on Equity	(5,618,714)	(5,450,390)	(7,393,031)
Payments of Other Long-term Financial Liabilities	(33,038,049)	(63,400,960)	(39,154,639)
Interest Payments on Debt Instruments Eligible as Capital	(132,243)	(713,974)	(861,717)
Increase (Decrease) in Non-controlling Interests	(112,710)	(134,214)	20,446
Capital Increase in Subsidiaries Through Non-controlling Interests			66,957
Total Net Cash Flow from Financing Activities (3)	930,179	5,817,953	12,754,848
Net Increase (Decrease) in Cash and Cash Equivalents (1+2+3)	(22,216,855)	39,852,426	16,896,585
Cash and Cash Equivalents at the Beginning of the Fiscal Year	89,417,760	49,565,334	32,668,749
Cash and Cash Equivalents at the End of the Fiscal Year	R$ 67,200,905	R$ 89,417,760	R$ 49,565,334